DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			9 Months Ended		12 Months Ended
	Aug. 18, 2021 USD ($) $ / shares shares	Aug. 13, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item M $ / shares shares	Dec. 31, 2020 $ / shares	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,650,000
Common shares, par value, (per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance Initial Public Offering			$ 0	$ 126,000,000	$ 126,000,000
Proceeds from sale of private warrants			0	$ 4,299,500	4,299,500
Transaction Costs			1,080,140		1,080,140
Cash underwriting fee			500,000		500,000
Other offering cost			580,140		580,140
Cash held outside the Trust Account					799,808
Working Capital					$ 988,186
Condition for future business combination number of businesses minimum | item					1
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent			15		15
Months to complete acquisition			12		12
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Transaction Costs					$ 18,797
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Transaction Costs			$ 127,354
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		11,000,000			1,650,000
Common shares, par value, (per share) | $ / shares		$ 0.0001
Purchase price, per unit | $ / shares		$ 10.00	$ 10.15		$ 10.15		$ 10.15
Proceeds from Issuance Initial Public Offering		$ 110,000,000
Shares issued to underwriters | shares		1,650,000			1,650,000
Payments for investment of cash in Trust Account		$ 128,397,500
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		4,361,456	4,361,456		4,361,456
Price of warrant | $ / shares		$ 0.93			$ 0.93
Proceeds from sale of private warrants		$ 4,052,000			$ 4,052,000
Private Placement | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares			$ 0.93		$ 0.93
Proceeds from sale of private warrants			$ 4,052,000		$ 4,052,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,650,000		1,650,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 16,500,000	$ 16,500,000
Sale of Private Placement Warrants (in shares) | shares		266,402	266,402		266,402
Price of warrant | $ / shares		$ 0.93
Proceeds from sale of private warrants		$ 247,500
Shares issued to underwriters | shares	1,650,000	1,650,000	1,650,000		1,650,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					266,402
Price of warrant | $ / shares			$ 0.93		$ 0.93
Proceeds from sale of private warrants			$ 247,500		$ 247,500